Annual Total Returns (Vanguard Large-Cap Index Fund - Investor Shares Retail) (Vanguard Large-Cap Index Fund, Vanguard Large-Cap Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Annual Total Return
2014	13.24%
2013	32.45%
2012	15.94%
2011	1.44%
2010	15.63%
2009	27.60%
2008	(37.08%)
2007	6.29%
2006	15.49%
2005	6.12%